Stock Plans (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Amounts related to performance share grants, restricted stock grants, restricted stock units grant
Other current liabilities	$ 15
Other noncurrent liabilities	10	14
Paid-in capital	$ 81	$ 58